Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2015	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Long- term debt		$ 485,063
Investment in affiliates		66,481	$ 66,296
Loans receivable from affiliates		$ 31,840	27,657
Navios Europe I
Ownership percentage		5.00%					5.00%
Long- term debt		$ 10,000
Navios Europe II
Ownership percentage		5.00%			5.00%
Navios Revolving Loans I | Navios Europe I
Loans receivable from affiliates		$ 15,205	11,205
Accrued interest income		1,700	731
Navios Revolving Loans II | Navios Europe II
Loans receivable from affiliates		15,397	15,397
Accrued interest income		6,286	4,459
Navios Term Loans I | Navios Europe I
Investment in affiliates		500
Accrued interest income		508	447
Navios Term Loans II | Navios Europe II
Investment in affiliates		700
Accrued interest income		$ 730	608
Navios Holdings | Navios Europe I
Ownership percentage							47.50%
Navios Holdings | Navios Europe II
Ownership percentage					47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity						$ 24,100
Preferred distribution percentage		12.70%
Available amount of loan facility		$ 2,000
Increase in available amount of loan facility			30,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I | Minimum
Available amount of loan facility		0
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I | Maximum
Available amount of loan facility		$ 2,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity					$ 43,500
Preferred distribution percentage		18.00%
Available amount of loan facility		$ 4,503
Increase in available amount of loan facility	$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II | Minimum
Available amount of loan facility		0
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II | Maximum
Available amount of loan facility		4,503
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt		10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt				$ 14,000
Navios Acquisitions | Navios Europe I
Ownership percentage							47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage					47.50%
Navios Europe I
Investment in affiliates		500	500
Navios Europe I | Navios Revolving Loans I
Available amount of loan facility		0
Navios Europe II
Investment in affiliates		$ 700	$ 700